Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2020
2. Segmental Reporting
Analysis of results by business
Analysis of results by business
	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysGroup
Half year ended 30.06.20	£m	£m	£m	£m
Total income	3,171	8,654	(204)	11,621
Credit impairment charges	(1,064)	(2,619)	(55)	(3,738)
Net operating income/(expenses)	2,107	6,035	(259)	7,883
Operating expenses	(2,041)	(4,405)	(117)	(6,563)
Litigation and conduct	(11)	(11)	(8)	(30)
Total operating expenses	(2,052)	(4,416)	(125)	(6,593)
Other net income/(expenses)[1]	13	10	(41)	(18)
Profit/(loss) before tax	68	1,629	(425)	1,272

As at 30.06.20	£bn	£bn	£bn	£bn
Total assets	287.6	1,075.8	21.7	1,385.1

	BarclaysUK	BarclaysInternational	HeadOffice	BarclaysGroup
Half year ended 30.06.19	£m	£m	£m	£m
Total income	3,548	7,473	(231)	10,790
Credit impairment charges	(421)	(492)	(15)	(928)
Net operating income/(expenses)	3,127	6,981	(246)	9,862
Operating expenses	(2,021)	(4,641)	(96)	(6,758)
Litigation and conduct	(44)	(30)	(40)	(114)
Total operating expenses	(2,065)	(4,671)	(136)	(6,872)
Other net income/(expenses)[1]	-	31	(7)	24
Profit/(loss) before tax	1,062	2,341	(389)	3,014

As at 31.12.19	£bn	£bn	£bn	£bn
Total assets	257.8	861.4	21.0	1,140.2

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region
Split of income by geographic region[1]	Half year ended	Half year ended
	30.06.20	30.06.19
	£m	£m
UK	5,989	5,873
Europe	1,199	788
Americas	3,776	3,591
Africa and Middle East	20	40
Asia	637	498
Total	11,621	10,790

The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.